Property and equipment (Tables)	6 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

The Company’s property and equipment at December 31, 2025 and June 30, 2025 consisted of the following:

	Estimated Useful Life	December 31, 2025	June 30, 2025

Motor Vehicle	5 years	$51,741	$51,741
Property and equipment, gross		51,741	51,741
Less accumulated depreciation		(33,895)	(31,619)

Property and equipment, net		$17,846	$20,122